Variable Interest Entities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Variable Interest Entity [Line Items]
Lease payments after tax	121
Future minimum lease payments before tax	684
Variable interest entity
Variable Interest Entity [Line Items]
Lease payments after tax	9
Future minimum lease payments before tax	207
Period over which lease payments will be paid	17 years